9. Debt Discount (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Quarter Three Report [Member]
Derivative Expense	$ 0		$ 0		$ 0	$ 568,485
Amortization of Derivative Discount						$ 953,982	$ 2,575,239
Quarter One Report [Member]
Derivative Expense		$ 272,292		$ 89,779
Amortization of Derivative Discount		$ 536,401